Dividends - Dividends to shareholders of the parent company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 10, 2020
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.27	$ 0.22	$ 0
Dividends paid on ordinary shares	$ 5,330,000,000	$ 4,480,000,000	$ 0
Dividends on preference shares classified as equity	$ 6,544,000,000	$ 5,790,000,000	$ 1,331,000,000
HSBC Holdings
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.27	$ 0.22	$ 0
Preference shares | HSBC Holdings
Dividends Payable [Line Items]
Notional amount		$ 2,000,000,000		$ 1,450,000,000
Other equity instruments interest rate		6.875%		6.20%
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in dollars per share)	$ 0	$ 4.99	$ 62.00
Dividends on preference shares classified as equity	$ 0	$ 7,000,000	$ 90,000,000
Other equity instruments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	$ 1,214,000,000	$ 1,303,000,000	$ 1,241,000,000
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.18	$ 0.15	$ 0
Dividends paid on ordinary shares	$ 3,576,000,000	$ 3,059,000,000	$ 0
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.09	$ 0.07	$ 0
Dividends paid on ordinary shares	$ 1,754,000,000	$ 1,421,000,000	$ 0